PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 114,969	$ 8,345
Less: Accumulated depreciation	(22,284)	(7,348)
Less: Provision for impairment	(22,486)	0	$ 0
Property and equipment, net	70,199	997
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	95,979	0
Electronics and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,280	1,776
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, cost	966	648
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost	9,082	5,921
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 7,662	$ 0